Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Earnings Per Share Basic And Diluted
Basic net loss per share and diluted net loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2020, 2021 and 2022 as follows:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss	(18,292)	(107,717)	(33,740)
Less: Net loss attributable to non-controlling interests	—	(51)	(2,553)

Net loss attributable to common shares and redeemable preferred shares	(18,292)	(107,666)	(31,187)
Redeemable preferred shares redemption value accretion	(4,274)	—	—
Allocation to redeemable preferred shareholders	1,074	—	—
Net loss attributable to common shareholders-Basic and diluted	(21,492)	(107,666)	(31,187)

Denominator:
Denominator for basic loss per share weighted-average common shares outstanding	963,817,614	1,021,861,206	1,021,958,881
Dilutive effect of restricted shares	—	—	—
Dilutive effect of share options	—	—	—
Denominator for diluted loss per share weighted-average common shares outstanding	963,817,614	1,021,861,206	1,021,958,881
Basic and diluted loss per share	(0.02)	(0.11)	(0.03)